ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
ADMINISTRATIVE EXPENSES
ADMINISTRATIVE EXPENSES

28          ADMINISTRATIVE EXPENSES

This item consists of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)

Repair and maintenance	417,286	328,875	301,893
Publicity	348,987	380,147	336,203
Taxes and contributions	266,704	291,621	244,400
Consulting and professional fees	214,012	261,144	223,239
Transport and communications	159,556	168,237	176,623
IBM services expenses	146,874	106,102	140,909
Comissions by agents	85,852	84,641	66,775
Lease (*)	74,016	71,581	226,388
Sundry supplies	67,537	74,550	55,176
Security and protection	64,439	66,424	68,691
Electricity and water	51,649	54,952	54,669
Subscriptions and quotes	49,212	44,523	41,150
Insurance	46,047	30,873	24,674
Electronic processing	36,920	28,217	24,928
Cleaning	22,900	21,445	21,903
Audit Services	7,256	6,245	7,165
Services by third-party and others (**)	326,861	341,540	303,043
Total	2,386,108	2,361,117	2,317,829

(*)During the year of 2020 and 2019, the amount corresponds principally to short-term leases and of low value and variable rent, which are recognized in the consolidated statement of income according to the provisions of IFRS 16 “Leases” (During the year 2018, amounts corresponded to all leases recognized in accordance with IAS 17 “Leases”).

(**)The balance is mainly made up of outsourcing, digitization and archiving services, appraisal, representation among other concepts.